Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Pension adjustments, related income taxes	$ 6,718	$ 7,918	$ 7,276